Share-based payments - Fair value per one option and related assumptions (Details) - Black-Scholes-Merton pricing model - Stock options granted in 2021	1 Months Ended
Nov. 30, 2021 $ / shares
Share-based payments
Dividend yield	0.00%
Average grant-date FV of one option, US$	$ 3.57
Minimum
Share-based payments
Vesting period	60 months
Share Market price, US$	$ 78.6
Strike (exercise) price, US$	$ 0
Expected volatility	36.15%
Risk free interest rate	1.18%
Maximum
Share-based payments
Vesting period	90 months
Share Market price, US$	$ 87.1
Strike (exercise) price, US$	$ 100
Expected volatility	37.88%
Risk free interest rate	1.27%